UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

                       Investment Company Act file number

                           Scudder Institutional Funds
               (Exact name of registrant as specified in charter)



               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 9/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                      as of September 30, 2005  (Unaudited)
----------------------------------------------------------------------------------


Scudder Equity 500 Index Portfolio
                                                            Shares      Value ($)
                                                 ---------------------------------

----------------------------------------------------------------------------------
    Common Stocks 99.2%
----------------------------------------------------------------------------------

Consumer Discretionary 10.6%

Auto Components 0.2%
Cooper Tire & Rubber Co.                                    18,702       285,580
Dana Corp.                                                  43,481       409,156
Delphi Corp.                                               162,146       447,523
Goodyear Tire & Rubber Co.*                                 50,696       790,351
Johnson Controls, Inc.                                      55,964     3,472,566
Visteon Corp.                                               36,431       356,295
                                                                     -----------
                                                                       5,761,471

Automobiles 0.4%
Ford Motor Co.                                             541,385     5,338,056
General Motors Corp.                                       165,171     5,055,884
Harley-Davidson, Inc.                                       80,151     3,882,515
                                                                     -----------
                                                                      14,276,455

Distributors 0.1%
Genuine Parts Co.                                           50,478     2,165,506

Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*                                     42,683     2,833,725
H&R Block, Inc.                                             95,182     2,282,464
                                                                     -----------
                                                                       5,116,189

Hotels Restaurants & Leisure 1.4%
Carnival Corp.                                             126,097     6,302,328
Darden Restaurants, Inc.                                    40,480     1,229,378
Harrah's Entertainment, Inc.                                53,418     3,482,319
Hilton Hotels Corp.                                         96,239     2,148,055
International Game Technology                               99,164     2,677,428
Marriott International, Inc. "A"                            50,232     3,164,616
McDonald's Corp.                                           365,156    12,229,075
Starbucks Corp.*                                           112,254     5,623,925
Starwood Hotels & Resorts Worldwide, Inc.                   63,412     3,625,264
Wendy's International, Inc.                                 33,280     1,502,592
YUM! Brands, Inc.                                           83,591     4,046,640
                                                                     -----------
                                                                      46,031,620

Household Durables 0.7%
Black & Decker Corp.                                        23,352     1,916,966
Centex Corp.                                                37,404     2,415,550
D.R. Horton, Inc.                                           79,500     2,879,490
Fortune Brands, Inc.                                        42,454     3,452,784
KB Home                                                     23,072     1,688,870
Leggett & Platt, Inc.                                       55,166     1,114,353
Maytag Corp.                                                23,339       426,170
Newell Rubbermaid, Inc.                                     79,650     1,804,073
Pulte Homes, Inc.                                           63,256     2,714,948
Snap-on, Inc.                                               16,732       604,360
The Stanley Works                                           21,953     1,024,766
Whirlpool Corp.                                             19,534     1,480,091
                                                                     -----------
                                                                      21,522,421

Internet & Catalog Retail 0.4%
eBay, Inc.*                                                324,332    13,362,478

Leisure Equipment & Products 0.2%
Brunswick Corp.                                             27,830     1,050,026
Eastman Kodak Co.                                           84,331     2,051,773
Hasbro, Inc.                                                51,402     1,010,049
Mattel, Inc.                                               119,714     1,996,830
                                                                     -----------
                                                                       6,108,678

Media 3.5%
Clear Channel Communications, Inc.                         158,563     5,215,137
Comcast Corp. "A"*                                         641,527    18,848,063
Dow Jones & Co., Inc.                                       18,122       692,079
Gannett Co., Inc.                                           71,269     4,905,445
Interpublic Group of Companies, Inc.*                      122,195     1,422,350
Knight Ridder, Inc.                                         20,082     1,178,412
McGraw-Hill Companies, Inc.                                108,874     5,230,307
Meredith Corp.                                              13,438       670,422
New York Times Co. "A"                                      42,073     1,251,672
News Corp. "A"                                             715,700    11,157,763
Omnicom Group, Inc.                                         52,868     4,421,351
Time Warner, Inc.                                        1,371,412    24,836,271
Tribune Co.                                                 79,297     2,687,375
Univision Communications, Inc. "A"*                         68,797     1,825,185
Viacom, Inc. "B"                                           463,109    15,287,228
Walt Disney Co.                                            587,240    14,170,101
                                                                     -----------
                                                                     113,799,161

Multiline Retail 1.1%
Big Lots, Inc.*                                             32,596       358,230
Dillard's, Inc. "A"                                         18,868       393,964
Dollar General Corp.                                        93,736     1,719,118
Family Dollar Stores, Inc.                                  48,972       973,074
Federated Department Stores, Inc.                           77,575     5,187,440
J.C. Penney Co., Inc.                                       73,575     3,488,926
Kohl's Corp.*                                              100,738     5,055,033
Nordstrom, Inc.                                             65,632     2,252,490
Sears Holdings Corp.*                                       29,838     3,712,444
Target Corp.                                               258,491    13,423,438
                                                                     -----------
                                                                      36,564,157

Specialty Retail 2.1%
AutoNation, Inc.*                                           52,700     1,052,419
AutoZone, Inc.*                                             16,608     1,382,616
Bed Bath & Beyond, Inc.*                                    86,366     3,470,186
Best Buy Co., Inc.                                         118,272     5,148,380
Circuit City Stores, Inc.                                   49,733       853,418
Home Depot, Inc.                                           625,299    23,848,904
Limited Brands, Inc.                                       102,011     2,084,085
Lowe's Companies, Inc.                                     227,787    14,669,483
Office Depot, Inc.*                                         93,459     2,775,732
OfficeMax, Inc.                                             21,378       677,041
RadioShack Corp.                                            39,095       969,556
Staples, Inc.                                              213,373     4,549,113
The Gap, Inc.                                              169,258     2,950,167
The Sherwin-Williams Co.                                    33,205     1,463,344
Tiffany & Co.                                               42,016     1,670,976
TJX Companies, Inc.                                        135,699     2,779,116
                                                                     -----------
                                                                      70,344,536

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*                                               111,000     3,480,960
Jones Apparel Group, Inc.                                   35,260     1,004,910
Liz Claiborne, Inc.                                         31,406     1,234,884
NIKE, Inc. "B"                                              55,808     4,558,397
Reebok International Ltd.                                   15,871       897,822
VF Corp.                                                    27,040     1,567,509
                                                                     -----------
                                                                      12,744,482

Consumer Staples 9.6%

Beverages 2.2%
Anheuser-Busch Companies, Inc.                             226,880     9,764,915
Brown-Forman Corp. "B"                                      24,178     1,439,558
Coca-Cola Co.                                              606,635    26,200,566
Coca-Cola Enterprises, Inc.                                 88,024     1,716,468
Constellation Brands, Inc. "A"*                             57,800     1,502,800
Molson Coors Brewing Co. "B"                                17,202     1,101,100
Pepsi Bottling Group, Inc.                                  42,262     1,206,580
PepsiCo, Inc.                                              487,850    27,665,974
                                                                     -----------
                                                                      70,597,961

Food & Staples Retailing 2.3%
Albertsons, Inc.                                           106,189     2,723,748
Costco Wholesale Corp.                                     140,033     6,034,022
CVS Corp.                                                  237,518     6,890,397
Kroger Co.*                                                210,163     4,327,256
Safeway, Inc.                                              130,807     3,348,659
SUPERVALU, Inc.                                             38,802     1,207,518
Sysco Corp.                                                184,890     5,800,000
Wal-Mart Stores, Inc.                                      729,654    31,973,438
Walgreen Co.                                               298,678    12,977,559
                                                                     -----------
                                                                      75,282,597

Food Products 1.1%
Archer-Daniels-Midland Co.                                 190,053     4,686,707
Campbell Soup Co.                                           54,009     1,606,768
ConAgra Foods, Inc.                                        150,552     3,726,162
General Mills, Inc.                                        106,650     5,140,530
H.J. Heinz Co.                                             100,054     3,655,973
Kellogg Co.                                                 74,834     3,452,092
McCormick & Co., Inc.                                       39,500     1,288,885
Sara Lee Corp.                                             229,439     4,347,869
The Hershey Co.                                             53,660     3,021,595
Tyson Foods, Inc. "A"                                       73,000     1,317,650
William Wrigley Jr. Co.                                     53,582     3,851,474
                                                                     -----------
                                                                      36,095,705

Household Products 1.9%
Clorox Co.                                                  43,932     2,439,983
Colgate-Palmolive Co.                                      151,668     8,006,554
Kimberly-Clark Corp.                                       139,107     8,281,040
Procter & Gamble Co.                                       747,558    44,449,798
                                                                     -----------
                                                                      63,177,375

Personal Products 0.6%
Alberto-Culver Co.                                          22,987     1,028,669
Avon Products, Inc.                                        137,570     3,714,390
Gillette Co.                                               262,706    15,289,489
                                                                     -----------
                                                                      20,032,548

Tobacco 1.5%
Altria Group, Inc.                                         606,352    44,694,206
Reynolds American, Inc.                                     25,045     2,079,236
UST, Inc.                                                   48,351     2,023,973
                                                                     -----------
                                                                      48,797,415

Energy 10.2%

Energy Equipment & Services 1.6%
Baker Hughes, Inc.                                         100,873     6,020,101
BJ Services Co.                                             95,728     3,445,251
Halliburton Co.                                            148,860    10,199,887
Nabors Industries Ltd.*                                     45,719     3,283,996
National-Oilwell Varco, Inc.*                               50,500     3,322,900
Noble Corp.                                                 39,924     2,733,197
Rowan Companies, Inc.                                       31,239     1,108,672
Schlumberger Ltd.                                          171,872    14,502,559
Transocean, Inc.*                                           96,000     5,885,760
Weatherford International Ltd.*                             40,600     2,787,596
                                                                     -----------
                                                                      53,289,919

Oil, Gas & Consumable Fuels 8.6%
Amerada Hess Corp.                                          23,355     3,211,313
Anadarko Petroleum Corp.                                    69,234     6,629,156
Apache Corp.                                                95,974     7,219,164
Burlington Resources, Inc.                                 111,312     9,051,892
Chevron Corp.                                              657,856    42,583,019
ConocoPhillips                                             406,690    28,431,698
Devon Energy Corp.                                         132,404     9,088,211
El Paso Corp.                                              191,998     2,668,772
EOG Resources, Inc.                                         70,100     5,250,490
ExxonMobil Corp.                                         1,842,068   117,045,001
Kerr-McGee Corp.                                            33,667     3,269,402
Kinder Morgan, Inc.                                         28,559     2,746,233
Marathon Oil Corp.                                         107,994     7,444,026
Murphy Oil Corp.                                            48,600     2,423,682
Occidental Petroleum Corp.                                 116,831     9,980,872
Sunoco, Inc.                                                39,872     3,117,990
Valero Energy Corp.                                         89,900    10,164,094
Williams Companies, Inc.                                   168,923     4,231,521
XTO Energy, Inc.                                           105,000     4,758,600
                                                                     -----------
                                                                     279,315,136

Financials 19.9%

Banks 5.9%
AmSouth Bancorp                                            102,599     2,591,651
Bank of America Corp.                                    1,173,812    49,417,485
BB&T Corp.                                                 159,618     6,233,083
Comerica, Inc.                                              48,857     2,877,677
Compass Bancshares, Inc.                                    35,400     1,622,382
Fifth Third Bancorp                                        162,191     5,957,275
First Horizon National Corp.                                35,691     1,297,368
Golden West Financial Corp.                                 74,656     4,433,820
Huntington Bancshares, Inc.                                 67,496     1,516,635
KeyCorp                                                    118,883     3,833,977
M&T Bank Corp.                                              24,300     2,568,753
Marshall & Ilsley Corp.                                     61,355     2,669,556
National City Corp.                                        166,123     5,555,153
North Fork Bancorp., Inc.                                  138,948     3,543,174
PNC Financial Services Group                                84,561     4,906,229
Regions Financial Corp.                                    133,031     4,139,925
Sovereign Bancorp, Inc.                                    104,811     2,310,035
SunTrust Banks, Inc.                                       105,792     7,347,254
Synovus Financial Corp.                                     89,421     2,478,750
US Bancorp                                                 533,915    14,992,333
Wachovia Corp.                                             460,848    21,931,756
Washington Mutual, Inc.                                    256,961    10,078,010
Wells Fargo & Co.                                          493,178    28,885,436
Zions Bancorp                                               25,656     1,826,964
                                                                     -----------
                                                                     193,014,681

Capital Markets 2.9%
Bank of New York Co., Inc.                                 227,031     6,676,982
Bear Stearns Companies, Inc.                                32,608     3,578,728
Charles Schwab Corp.                                       303,597     4,380,905
E*TRADE Financial Corp.*                                   107,400     1,890,240
Federated Investors, Inc. "B"                               24,700       820,781
Franklin Resources, Inc.                                    43,371     3,641,429
Janus Capital Group, Inc.                                   65,979       953,396
Lehman Brothers Holdings, Inc.                              79,622     9,274,371
Mellon Financial Corp.                                     122,401     3,913,160
Merrill Lynch & Co., Inc.                                  270,604    16,601,555
Morgan Stanley                                             317,264    17,113,220
Northern Trust Corp.                                        54,505     2,755,228
State Street Corp.                                          96,234     4,707,767
T. Rowe Price Group, Inc.                                   37,576     2,453,713
The Goldman Sachs Group, Inc.                              135,869    16,518,953
                                                                     -----------
                                                                      95,280,428

Consumer Finance 1.4%
American Express Co.                                       362,543    20,824,470
Capital One Financial Corp.                                 84,458     6,716,100
MBNA Corp.                                                 367,505     9,055,323
Providian Financial Corp.*                                  84,889     1,500,837
SLM Corp.                                                  121,965     6,542,203
                                                                     -----------
                                                                      44,638,933

Diversified Financial Services 4.5%
CIT Group, Inc.                                             58,900     2,661,102
Citigroup, Inc.                                          1,510,460    68,756,139
Countrywide Financial Corp.                                173,744     5,730,077
Fannie Mae                                                 282,728    12,671,869
Freddie Mac                                                201,831    11,395,378
JPMorgan Chase & Co.                                     1,026,313    34,822,800
MGIC Investment Corp.                                       27,863     1,788,805
Moody's Corp.                                               73,800     3,769,704
Principal Financial Group, Inc.                             81,719     3,871,029
                                                                     -----------
                                                                     145,466,903

Insurance 4.5%
ACE Ltd.                                                    83,928     3,950,491
AFLAC, Inc.                                                146,444     6,633,913
Allstate Corp.                                             191,870    10,608,492
Ambac Financial Group, Inc.                                 31,434     2,265,134
American International Group, Inc.                         758,148    46,974,850
Aon Corp.                                                   92,887     2,979,815
Chubb Corp.                                                 57,779     5,174,110
Cincinnati Financial Corp.                                  50,234     2,104,302
Hartford Financial Services Group, Inc.                     87,446     6,748,208
Jefferson-Pilot Corp.                                       39,388     2,015,484
Lincoln National Corp.                                      50,378     2,620,664
Loews Corp.                                                 39,762     3,674,406
Marsh & McLennan Companies, Inc.                           156,432     4,753,969
MBIA, Inc.                                                  39,146     2,373,031
MetLife, Inc.                                              221,411    11,032,910
Progressive Corp.                                           57,347     6,008,245
Prudential Financial, Inc.                                 149,816    10,121,569
Safeco Corp.                                                36,289     1,937,107
The St. Paul Travelers Companies, Inc.                     197,375     8,856,216
Torchmark Corp.                                             30,410     1,606,560
UnumProvident Corp.                                         85,694     1,756,727
XL Capital Ltd. "A"                                         41,032     2,791,407
                                                                     -----------
                                                                     146,987,610

Real Estate 0.7%
Apartment Investment & Management Co. "A" (REIT)            29,200     1,132,376
Archstone-Smith Trust (REIT)                                61,100     2,436,057
Equity Office Properties Trust (REIT)                      122,011     3,990,980
Equity Residential (REIT)                                   83,160     3,147,606
Plum Creek Timber Co., Inc. (REIT)                          52,524     1,991,185
ProLogis (REIT)                                             71,100     3,150,441
Public Storage, Inc. (REIT)                                 24,500     1,641,500
Simon Property Group, Inc. (REIT)                           53,434     3,960,528
Vornado Realty Trust (REIT)                                 34,800     3,014,376
                                                                     -----------
                                                                      24,465,049

Health Care 13.2%

Biotechnology 1.5%
Amgen, Inc.*                                               360,424    28,714,980
Applera Corp. - Applied Biosystems Group                    56,435     1,311,549
Biogen Idec, Inc.*                                          98,871     3,903,427
Chiron Corp.*                                               31,827     1,388,294
Genzyme Corp.*                                              75,440     5,404,522
Gilead Sciences, Inc.*                                     133,460     6,507,509
MedImmune, Inc.*                                            71,237     2,397,125
                                                                     -----------
                                                                      49,627,406

Health Care Equipment & Supplies 2.1%
Bausch & Lomb, Inc.                                         16,101     1,299,029
Baxter International, Inc.                                 181,998     7,256,260
Becton, Dickinson & Co.                                     72,492     3,800,756
Biomet, Inc.                                                74,075     2,571,143
Boston Scientific Corp.*                                   172,506     4,031,465
C.R. Bard, Inc.                                             31,294     2,066,343
Fisher Scientific International, Inc.*                      36,000     2,233,800
Guidant Corp.                                               96,382     6,639,756
Hospira, Inc.*                                              46,422     1,901,909
Medtronic, Inc.                                            353,799    18,970,703
Millipore Corp.*                                            14,381       904,421
PerkinElmer, Inc.                                           37,263       759,047
St. Jude Medical, Inc.*                                    106,526     4,985,417
Stryker Corp.                                               84,848     4,194,037
Thermo Electron Corp.*                                      46,228     1,428,445
Waters Corp.*                                               34,105     1,418,768
Zimmer Holdings, Inc.*                                      72,208     4,974,409
                                                                     -----------
                                                                      69,435,708

Health Care Providers & Services 3.0%
Aetna, Inc.                                                 84,698     7,295,886
AmerisourceBergen Corp.                                     30,324     2,344,045
Cardinal Health, Inc.                                      124,668     7,908,938
Caremark Rx, Inc.*                                         131,500     6,565,795
CIGNA Corp.                                                 37,525     4,422,696
Coventry Health Care, Inc.*                                 31,239     2,687,179
Express Scripts, Inc.*                                      43,400     2,699,480
HCA, Inc.                                                  131,985     6,324,721
Health Management Associates, Inc. "A"                      70,333     1,650,715
Humana, Inc.*                                               47,451     2,271,954
IMS Health, Inc.                                            65,506     1,648,786
Laboratory Corp. of America Holdings*                       39,300     1,914,303
Manor Care, Inc.                                            23,109       887,617
McKesson Corp.                                              90,115     4,275,957
Medco Health Solutions, Inc.*                               88,888     4,873,729
Quest Diagnostics, Inc.                                     48,602     2,456,345
Tenet Healthcare Corp.*                                    134,848     1,514,343
UnitedHealth Group, Inc.                                   369,024    20,739,149
WellPoint, Inc.*                                           179,216    13,588,157
                                                                     -----------
                                                                      96,069,795

Pharmaceuticals 6.6%
Abbott Laboratories                                        454,122    19,254,773
Allergan, Inc.                                              37,939     3,475,971
Bristol-Myers Squibb Co.                                   571,436    13,748,750
Eli Lilly & Co.                                            331,247    17,728,340
Forest Laboratories, Inc.*                                  98,881     3,853,393
Johnson & Johnson                                          869,001    54,990,383
King Pharmaceuticals, Inc.*                                 69,775     1,073,140
Merck & Co., Inc.                                          641,406    17,452,657
Mylan Laboratories, Inc.                                    63,700     1,226,862
Pfizer, Inc.                                             2,153,293    53,767,726
Schering-Plough Corp.                                      432,552     9,105,220
Watson Pharmaceuticals, Inc.*                               30,007     1,098,556
Wyeth                                                      391,809    18,129,002
                                                                     -----------
                                                                     214,904,773

Industrials 11.0%

Aerospace & Defense 2.2%
Boeing Co.                                                 239,720    16,288,974
General Dynamics Corp.                                      58,630     7,009,216
Goodrich Corp.                                              34,738     1,540,283
Honeywell International, Inc.                              249,768     9,366,300
L-3 Communications Holdings, Inc.                           34,500     2,727,915
Lockheed Martin Corp.                                      106,326     6,490,139
Northrop Grumman Corp.                                     104,350     5,671,423
Raytheon Co.                                               131,423     4,996,702
Rockwell Collins, Inc.                                      51,044     2,466,446
United Technologies Corp.                                  299,340    15,517,786
                                                                     -----------
                                                                      72,075,184

Air Freight & Logistics 0.9%
FedEx Corp.                                                 88,501     7,711,092
Ryder System, Inc.                                          19,090       653,260
United Parcel Service, Inc. "B"                            323,470    22,361,481
                                                                     -----------
                                                                      30,725,833

Airlines 0.1%
Southwest Airlines Co.                                     205,891     3,057,481

Building Products 0.2%
American Standard Companies, Inc.                           53,152     2,474,226
Masco Corp.                                                125,605     3,853,561
                                                                     -----------
                                                                       6,327,787

Commercial Services & Supplies 0.7%
Allied Waste Industries, Inc.*                              66,546       562,314
Avery Dennison Corp.                                        31,731     1,662,387
Cendant Corp.                                              305,973     6,315,283
Cintas Corp.                                                41,366     1,698,074
Equifax, Inc.                                               38,009     1,328,035
Monster Worldwide, Inc.*                                    34,189     1,049,944
Pitney Bowes, Inc.                                          66,685     2,783,432
R.R. Donnelley & Sons Co.                                   61,521     2,280,584
Robert Half International, Inc.                             49,175     1,750,138
Waste Management, Inc.                                     166,440     4,761,848
                                                                     -----------
                                                                      24,192,039

Construction & Engineering 0.1%
Fluor Corp.                                                 25,104     1,616,196

Electrical Equipment 0.5%
American Power Conversion Corp.                             51,197     1,326,002
Cooper Industries Ltd. "A"                                  26,501     1,832,279
Emerson Electric Co.                                       120,670     8,664,106
Rockwell Automation, Inc.                                   52,856     2,796,083
                                                                     -----------
                                                                      14,618,470

Industrial Conglomerates 4.3%
3M Co.                                                     223,466    16,393,466
General Electric Co.                                     3,097,065   104,278,178
Textron, Inc.                                               39,127     2,806,188
Tyco International Ltd.                                    591,229    16,465,728
                                                                     -----------
                                                                     139,943,560

Machinery 1.4%
Caterpillar, Inc.                                          198,168    11,642,370
Cummins, Inc.                                               13,423     1,181,090
Danaher Corp.                                               69,422     3,736,986
Deere & Co.                                                 70,996     4,344,955
Dover Corp.                                                 58,759     2,396,780
Eaton Corp.                                                 43,054     2,736,082
Illinois Tool Works, Inc.                                   60,971     5,019,742
Ingersoll-Rand Co., Ltd. "A"                                97,654     3,733,312
ITT Industries, Inc.                                        26,946     3,061,066
Navistar International Corp.*                               19,171       621,715
PACCAR, Inc.                                                49,685     3,373,115
Pall Corp.                                                  35,810       984,775
Parker-Hannifin Corp.                                       34,368     2,210,206
                                                                     -----------
                                                                      45,042,194

Road & Rail 0.6%
Burlington Northern Santa Fe Corp.                         109,086     6,523,343
CSX Corp.                                                   63,626     2,957,336
Norfolk Southern Corp.                                     117,944     4,783,809
Union Pacific Corp.                                         77,065     5,525,560
                                                                     -----------
                                                                      19,790,048

Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.                                         22,162     1,394,433

Information Technology 15.1%

Communications Equipment 2.8%
ADC Telecommunications, Inc.*                               33,732       771,114
Andrew Corp.*                                               47,067       524,797
Avaya, Inc.*                                               125,955     1,297,336
CIENA Corp.*                                               164,589       434,515
Cisco Systems, Inc.*                                     1,867,064    33,476,457
Comverse Technologies, Inc.*                                57,305     1,505,402
Corning, Inc.*                                             430,090     8,313,640
JDS Uniphase Corp.*                                        491,619     1,091,394
Lucent Technologies, Inc.*                               1,298,595     4,220,434
Motorola, Inc.                                             721,296    15,933,429
QUALCOMM, Inc.                                             476,354    21,316,841
Scientific-Atlanta, Inc.                                    44,917     1,684,837
Tellabs, Inc.*                                             132,030     1,388,956
                                                                     -----------
                                                                      91,959,152

Computers & Peripherals 3.6%
Apple Computer, Inc.*                                      242,378    12,993,885
Dell, Inc.*                                                700,447    23,955,287
EMC Corp.*                                                 706,362     9,140,324
Gateway, Inc.*                                              86,725       234,158
Hewlett-Packard Co.                                        837,036    24,441,451
International Business Machines Corp.                      466,220    37,400,168
Lexmark International, Inc. "A"*                            34,257     2,091,390
NCR Corp.*                                                  54,098     1,726,267
Network Appliance, Inc.*                                   107,309     2,547,516
QLogic Corp.*                                               26,500       906,300
Sun Microsystems, Inc.*                                  1,003,865     3,935,151
                                                                     -----------
                                                                     119,371,897

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.*                                144,541     4,733,718
Jabil Circuit, Inc.*                                        51,275     1,585,423
Molex, Inc.                                                 42,286     1,128,190
Sanmina-SCI Corp.*                                         153,838       659,965
Solectron Corp.*                                           281,527     1,100,771
Symbol Technologies, Inc.                                   70,019       677,784
Tektronix, Inc.                                             25,510       643,617
                                                                     -----------
                                                                      10,529,468

Internet Software & Services 0.4%
Yahoo!, Inc.*                                              366,322    12,396,336

IT Consulting & Services 1.0%
Affiliated Computer Services, Inc. "A"*                     37,100     2,025,660
Automatic Data Processing, Inc.                            169,437     7,292,568
Computer Sciences Corp.*                                    53,732     2,542,061
Convergys Corp.*                                            40,940       588,308
Electronic Data Systems Corp.                              151,619     3,402,330
First Data Corp.                                           225,888     9,035,520
Fiserv, Inc.*                                               55,150     2,529,731
Paychex, Inc.                                               97,267     3,606,660
Sabre Holdings Corp.                                        39,146       793,881
Unisys Corp.*                                               97,084       644,638
                                                                     -----------
                                                                      32,461,357

Office Electronics 0.1%
Xerox Corp.*                                               280,356     3,826,859

Semiconductors & Semiconductor Equipment 3.3%
Advanced Micro Devices, Inc.*                              116,197     2,928,164
Altera Corp.*                                              107,643     2,057,058
Analog Devices, Inc.                                       108,668     4,035,929
Applied Materials, Inc.                                    474,135     8,041,330
Applied Micro Circuits Corp.*                               91,883       275,649
Broadcom Corp. "A"*                                         82,980     3,892,592
Freescale Semiconductor, Inc. "B"*                         118,243     2,788,170
Intel Corp.                                              1,780,082    43,879,021
KLA-Tencor Corp.                                            56,985     2,778,589
Linear Technology Corp.                                     89,006     3,345,735
LSI Logic Corp.*                                           112,455     1,107,682
Maxim Integrated Products, Inc.                             95,643     4,079,174
Micron Technology, Inc.*                                   179,549     2,388,002
National Semiconductor Corp.                               101,166     2,660,666
Novellus Systems, Inc.*                                     39,982     1,002,748
NVIDIA Corp.*                                               49,199     1,686,542
PMC-Sierra, Inc.*                                           52,002       458,138
Teradyne, Inc.*                                             56,958       939,807
Texas Instruments, Inc.                                    474,148    16,073,617
Xilinx, Inc.                                               101,113     2,815,997
                                                                     -----------
                                                                     107,234,610

Software 3.6%
Adobe Systems, Inc.                                        144,404     4,310,460
Autodesk, Inc.                                              66,748     3,099,777
BMC Software, Inc.*                                         64,069     1,351,856
Citrix Systems, Inc.*                                       48,914     1,229,698
Computer Associates International, Inc.                    137,115     3,813,168
Compuware Corp.*                                           112,821     1,071,800
Electronic Arts, Inc.*                                      88,706     5,046,484
Intuit, Inc.*                                               52,933     2,371,928
Mercury Interactive Corp.*                                  24,379       965,408
Microsoft Corp.                                          2,691,585    69,254,482
Novell, Inc.*                                              114,582       853,636
Oracle Corp.*                                            1,101,829    13,651,661
Parametric Technology Corp.*                                77,703       541,590
Siebel Systems, Inc.                                       155,033     1,601,491
Symantec Corp.*                                            349,906     7,928,870
                                                                     -----------
                                                                     117,092,309

Materials 2.9%

Chemicals 1.5%
Air Products & Chemicals, Inc.                              65,090     3,589,063
Ashland, Inc.                                               21,304     1,176,833
Dow Chemical Co.                                           281,791    11,742,231
E.I. du Pont de Nemours & Co.                              290,652    11,384,839
Eastman Chemical Co.                                        23,786     1,117,228
Ecolab, Inc.                                                53,742     1,715,982
Engelhard Corp.                                             35,361       986,925
Hercules, Inc.*                                             32,330       395,073
International Flavors & Fragrances, Inc.                    23,816       848,802
Monsanto Co.                                                78,492     4,925,373
PPG Industries, Inc.                                        49,162     2,909,899
Praxair, Inc.                                               94,228     4,516,348
Rohm & Haas Co.                                             42,489     1,747,573
Sigma-Aldrich Corp.                                         19,934     1,276,972
                                                                     -----------
                                                                      48,333,141

Construction Materials 0.1%
Vulcan Materials Co.                                        29,331     2,176,654

Containers & Packaging 0.2%
Ball Corp.                                                  32,524     1,194,932
Bemis Co., Inc.                                             30,930       763,971
Pactiv Corp.*                                               43,249       757,722
Sealed Air Corp.*                                           24,136     1,145,494
Temple-Inland, Inc.                                         32,262     1,317,903
                                                                     -----------
                                                                       5,180,022

Metals & Mining 0.7%
Alcoa, Inc.                                                255,151     6,230,788
Allegheny Technologies, Inc.                                24,579       761,457
Freeport-McMoRan Copper & Gold, Inc. "B"                    52,190     2,535,912
Newmont Mining Corp.                                       130,400     6,150,968
Nucor Corp.                                                 45,618     2,691,006
Phelps Dodge Corp.                                          28,337     3,681,826
United States Steel Corp.                                   33,192     1,405,681
                                                                     -----------
                                                                      23,457,638

Paper & Forest Products 0.4%
Georgia-Pacific Corp.                                       75,532     2,572,620
International Paper Co.                                    144,162     4,296,028
Louisiana-Pacific Corp.                                     33,491       927,366
MeadWestvaco Corp.                                          54,544     1,506,505
Weyerhaeuser Co.                                            71,364     4,906,275
                                                                     -----------
                                                                      14,208,794

Telecommunication Services 3.1%

Diversified Telecommunication Services 2.2%
AT&T Corp.                                                 234,448     4,642,070
BellSouth Corp.                                            535,307    14,078,574
CenturyTel, Inc.                                            37,855     1,324,168
Citizens Communications Co.                                 96,905     1,313,063
Qwest Communications International, Inc.*                  452,981     1,857,222
SBC Communications, Inc.                                   965,248    23,136,995
Verizon Communications, Inc.                               807,852    26,408,682
                                                                     -----------
                                                                      72,760,774

Wireless Telecommunication Services 0.9%
ALLTEL Corp.                                               111,536     7,262,109
Sprint Nextel Corp.                                        856,828    20,375,370
                                                                     -----------
                                                                      27,637,479

Utilities 3.6%

Electric Utilities 1.7%
Allegheny Energy, Inc.*                                     47,218     1,450,537
American Electric Power Co., Inc.                          116,615     4,629,615
Cinergy Corp.                                               57,336     2,546,292
Edison International                                        95,190     4,500,583
Entergy Corp.                                               60,609     4,504,461
Exelon Corp.                                               195,938    10,470,927
FirstEnergy Corp.                                           95,995     5,003,259
FPL Group, Inc.                                            115,094     5,478,474
Pinnacle West Capital Corp.                                 28,096     1,238,472
PPL Corp.                                                  110,348     3,567,551
Progress Energy, Inc.                                       72,750     3,255,563
Southern Co.                                               217,988     7,795,251
                                                                     -----------
                                                                      54,440,985

Gas Utilities 0.0%
Nicor, Inc.                                                 12,737       535,336
Peoples Energy Corp.                                        10,857       427,549
                                                                     -----------
                                                                         962,885

Independent Power Producers & Energy Traders 0.7%
AES Corp.*                                                 190,750     3,134,023
Calpine Corp.*                                             169,493       438,987
Constellation Energy Group                                  51,687     3,183,919
Duke Energy Corp.                                          270,632     7,894,335
Dynegy, Inc. "A"*                                           86,961       409,586
TXU Corp.                                                   70,125     7,915,710
                                                                     -----------
                                                                      22,976,560

Multi-Utilities 1.2%
Ameren Corp.                                                59,019     3,156,926
CenterPoint Energy, Inc.                                    89,068     1,324,441
CMS Energy Corp.*                                           66,049     1,086,506
Consolidated Edison, Inc.                                   72,716     3,530,362
Dominion Resources, Inc.                                    99,518     8,572,481
DTE Energy Co.                                              51,203     2,348,170
KeySpan Corp.                                               49,975     1,838,080
NiSource, Inc.                                              78,066     1,893,100
PG&E Corp.                                                 108,947     4,276,170
Public Service Enterprise Group, Inc.                       69,773     4,490,590
Sempra Energy                                               76,190     3,585,501
TECO Energy, Inc.                                           62,988     1,135,044
Xcel Energy, Inc.                                          117,337     2,300,979
                                                                     -----------
                                                                      39,538,350
----------------------------------------------------------------------------------
Total Common Stocks (Cost $2,750,990,355)                          3,239,605,591

                                                          Principal
                                                           Amount ($)   Value ($)
                                                 ---------------------------------

----------------------------------------------------------------------------------
    US Treasury Obligations 0.1%
----------------------------------------------------------------------------------

US Treasury Bill:
    3.296% **, 12/1/2005 (a)                             1,900,000     1,889,665
    3.335% **, 12/1/2005 (a)                               435,0         432,590
----------------------------------------------------------------------------------
Total US Treasury Obligations (Cost $2,322,255)                        2,322,255

                                                           Shares      Value ($)
                                                 ---------------------------------

----------------------------------------------------------------------------------
    Cash Equivalents 0.9%
----------------------------------------------------------------------------------
Scudder Cash Management QP Trust,  3.74% (b)            29,789,727    29,789,727
  (Cost $29,789,727)

                                                          % of
                                                       Net Assets      Value ($)
                                                 ---------------------------------
Total Investment Portfolio (Cost $ 2,783,102,337)          100.2   3,271,717,573
Other Assets and Liabilities, Net                          (0.2)      (5,040,357)
----------------------------------------------------------------------------------
Net Assets                                                 100.0   3,266,677,216

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*    Non-income producing security.

**   Annualized yield at time of purchase; not a coupon rate.

(a) At September 30, 2005, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

(b) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust

At September 30, 2005, open Futures contracts purchased were as follows:

                                                   Aggregated
                   Expiration                        Face                                     Unrealized
    Futures           Date        Contracts         Value ($)           Value ($)             Appreciation
 ----------------------------------------------------------------------------------------------------------

S & P 500
Index              12/15/2005           110        33,687,798            33,943,250              255,452

-----------------------------------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                 Scudder Equity 500 Index Fund - Institutional,
                            Investment, a series of Scudder Institutional Funds


By:                         /s/Vincent J. Esposito
                            ----------------------
                            Vincent J. Esposito
                            President

Date:                       November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                 Scudder Equity 500 Index Fund - Institutional,
                            Investment, a series of Scudder Institutional Funds



By:                         /s/Vincent J. Esposito
                            ----------------------
                            Vincent J. Esposito
                            President

Date:                       November 22, 2005



By:                         /s/Paul Schubert
                            ----------------------
                            Paul Schubert
                            Chief Financial Officer and Treasurer

Date:                       November 22, 2005